INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible assets, net as follows

Intangible assets, net consist of the following:

	As of September 30,
	2,021	2,022
Cost:
Apartment rental contracts	112,849	55,967
Trademarks	86,900	16,294
Software	2,275	—
	202,024	72,261
Less: Accumulated amortization	(49,560)	(58,786)
	152,464	13,475

Details of Group's amortization expenses for the five years

The following table sets forth the Group’s amortization expenses for the five years since September 30, 2022:

Amortization expenses
Year ending September 30, 2023	6,002
Year ending September 30, 2024	3,734
Year ending September 30, 2025	1,588
Year ending September 30, 2026	829
Year ending September 30, 2027 and thereafter	1,322
13,475